Property, Net (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Components Of Property, Net
Components of Property, net are as follows:

(In millions)	December 31, 2018	December 31, 2017
Land and land improvements (1)	$32.6	$24.8
Buildings (2)	226.4	215.0
Machinery and equipment	705.0	674.0
Property, gross	964.0	913.8
Less accumulated depreciation and amortization	(579.5)	(559.6)
Property, net	$384.5	$354.2

(1)	Land and land improvements include properties under capital leases of $0.1 million and $1.7 million as of December 31, 2018 and 2017, respectively.
(2)
Buildings include properties under capital leases of $3.6 million and $16.5 million as of December 31, 2018 and 2017, respectively.